Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Company's Non-Vested Restricted Shares	A summary of the status
of the Company’s non-vested restricted
shares as of December 31, 2023 and 2024, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2023	—	—

Granted	530	637.50

Non-vested, December 31, 2023	530	637.50
Vested	(265)	(637.50)
Granted	22,667	17.40
Non-vested, December 31, 2024	22,932	24.57

Summary of non-vested stock option activity	A summary of the Company’s
non-vested
stock option activity and related information for the year ended December 31, 2024, is as follows:

	Option shares #	Exercise Price $
Outstanding, January 1, 2024	—	—
Granted	10,000	17.40
Outstanding, December 31, 2024	10,000	17.40
Exercisable, December 31, 2024	—	—